Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 35,009,314	$ 44,166,699
Less: allowance for doubtful accounts	(177,793)	(483,124)
Accounts receivable, net	$ 34,831,521	$ 43,683,575